Share Capital - Schedule of DSU and PSU Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) shares
Disclosure of classes of share capital [line items]
Weighted average exercise price, beginning balance (in CAD per share) | $ / shares	$ 4.55		$ 4.57
Granted and vested during the period (in CAD per share) | $ / shares	5.72		4.22
Paid (in CAD per share) | $ / shares	4.60		4.03
Weighted average exercise price, ending balance (in CAD per share) | $ / shares	5.14		4.55
Director Share Unit (DSU)
Disclosure of classes of share capital [line items]
Units, beginning balance (in shares) | shares		482,921		575,041
Units, granted and vested during the period (in shares) | shares		99,137		167,571
Units, paid (in shares) | shares		(259,691)
Units, ending balance (in shares) | shares		582,058		482,921
Amount, beginning balance		$ 1,692		$ 1,903
Granted and vested during the period		753		631
Paid		(956)
Change in fair value		7,004		114
Amount, ending balance		$ 9,449		$ 1,692
Weighted average exercise price, beginning balance (in CAD per share) | $ / shares	5.04		4.37
Granted and vested during the period (in CAD per share) | $ / shares	7.75		5.18
Paid (in CAD per share) | $ / shares			4.99
Weighted average exercise price, ending balance (in CAD per share) | $ / shares	$ 16.23		$ 5.04
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Units, beginning balance (in shares) | shares		1,828,222		1,472,719
Units, unvested PSUs recognized in the period (in shares) | shares		867,178		1,035,489
Units, expired/cancelled during the period (in shares) | shares		(64,620)		(190,888)
Units, paid (in shares) | shares		(363,523)		(489,098)
Units, ending balance (in shares) | shares		2,267,257		1,828,222
Amount, beginning balance		$ 3,750		$ 2,804
Granted and vested in the period		2,925		1,861
Paid		(2,221)		(1,289)
Change in fair value		28,139		374
Amount, ending balance		32,593		$ 3,750
Less: current portion recorded as accounts payable	$ (19,454)	(19,454)
Non-current portion	$ 13,139	$ 13,139